Stock Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock market value per share	$ 0.20	$ 0.20	$ 0.20	$ 0.20
Restricted stock non-vested shares	12,000		12,000
Unrecognized stock-based compensation expense	$ 60,075		$ 60,075
Intrinsic value of options granted			169,785
Total intrinsic value of options exercised			$ 18,825	$ 0
Stock options granted			0	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period			1 year	1 year
Restricted stock grants			7,500	7,500
Common stock market value per share	$ 24.03	$ 21.51	$ 24.03	$ 21.51
Restricted stock grant date fair value	$ 180,225	$ 161,325	$ 180,225	$ 161,325
Restricted stock cost	15,019	13,444	210,735	186,425
Restricted stock, deferred taxes	$ 3,747	$ 4,397	43,395	57,700
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period					5 years
Restricted stock grants					7,500
Restricted stock cost			$ 36,810	$ 31,725
Restricted stock vesting percentage			20.00%	20.00%
Number of restricted Shares Vested			1,500	1,500
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, expiration period			10 years
Intrinsic value of options granted			$ 0
Stock options granted			0	0	0
Directors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period			6 months
Stock options granted, expiration period			10 years
Intrinsic value of options granted			$ 169,785
Stock options granted			0	0	0
Directors Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			210,000
2013 Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			0